EMPLOYEE AND DIRECTOR BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The estimated weighted average fair market value of each option awarded, using the Black-Scholes option pricing model, together with the assumptions used in estimating those weighted average fair values, are displayed below:

	2013	2012	2011
Estimated fair value of options granted	$3.40	$2.61	$2.43
Assumptions in estimating average option values:
Risk-free interest rate	1.34%	1.49%	2.55%
Dividend yield	0%	0%	0%
Volatility	49.28%	49.85%	47.06%
Expected life (in years)	8.00	8.00	7.25

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company’s option plans as of and for the year ended December 31, 2013 is as follows:

		Outstanding Options		Exercisable Options
	Shares Available for Future Grants	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
At December 31, 2012	344,339	364,342	$8.53	327,761	$8.90
Options authorized	—	—	—	—	—
Options granted/vested	(6,500)	6,500	6.30	11,380	5.44
Options exercised	7,716	(7,716)	5.64	(7,716)	5.64
Options expired	7,243	(7,243)	5.65	(4,846)	5.97
Options forfeited	63,978	(63,978)	8.06	(58,913)	$(8.06)
At December 31, 2013	416,776	291,905	$8.74	267,666	$9.03

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Information regarding the stock options outstanding at December 31, 2013 is summarized below:

Range of Exercise Prices	Number of options outstanding	Number of options exercisable
$2.25 – $7.07	211,225	186,986
$7.08 – $10.69	20,380	20,380
$10.70 – $16.22	60,300	60,300
Outstanding at end of year	291,905	267,666

Schedule of Nonvested Share Activity [Table Text Block]
A summary of the status of the Company’s non-vested options as of December 31, 2013 and changes during the year ended December 31, 2013, is presented below:

Non-vested Options	Options	Weighted-Average Grant Date Fair Value
Non-vested at December 31, 2012	36,581	$2.64
Granted	6,500	3.40
Vested	57,700	5.44
Expired	(12,564)	5.97
Forfeited	(63,978)	8.06
Non-vested at December 31, 2013	24,239	2.81